Notes to the Balance Sheet - Summary of Accounts Receivable by Region (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable [Line Items]
Accounts Receivable	€ 75,911	€ 83,354
Impairment [member]
Accounts Receivable [Line Items]
Accounts Receivable	(360)	(424)
Europe and Asia [member] | Gross carrying amount [member]
Accounts Receivable [Line Items]
Accounts Receivable	6,368	4,452
USA and Canada [member] | Gross carrying amount [member]
Accounts Receivable [Line Items]
Accounts Receivable	€ 69,903	€ 79,326